COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
13	COMMITMENTS AND CONTINGENCIES

The Company entered into a property lease agreement as disclosed under note 6 above.

The future minimum lease commitments are as follows:

Amount
Undiscounted minimum future lease payments
Total instalments due	$90,735
Imputed interest	(8,476)
Total operating lease liability	$82,259

Disclosed as:
Current portion	$40,958
Non-current portion	41,301
$82,259

15	COMMITMENTS AND CONTINGENCIES

The Company operates out of sub-let premises in Northridge, California. The sub-lease is on a month to month basis at $4,000 per month.

The discontinued operations of the Company operates from an office facility in Mexico. The office is leased under a three (3) year non-cancellable operating lease, which ended on December 16, 2019.